Insurance Contracts - Summary of Credit risk exposure of assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	₩ 2,523	₩ 5,911
Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(34,287)	(32,188)
AAAAA | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	2,683
AAAAA | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(14,083)	(11,560)
AAA | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	2,401	3,228
AAA | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(15,851)	(15,181)
ABBB | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	122	0
ABBB | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	(4,353)	(5,447)
Below BBB | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
Below BBB | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
No rating | Reinsurance contract assets
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	0	0
No rating | Reinsurance Contract Liabilities
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Reinsurance contract assets and liabilities	₩ 0	₩ 0